Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Unrecognized (loss) gain on cash flow hedges [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]	Shareholders' equity [member]	Non-controlling interests [member]
Balance at Dec. 31, 2015	$ 13,100	$ 9,686	$ 166	$ 9,852	$ 6,458	$ 36	$ (3,733)	$ (3,697)	$ 12,613	$ 487
Net earnings	3,149				3,098				3,098	51
Other comprehensive income (loss)	(656)				(58)	(4)	(592)	(596)	(654)	(2)
Total comprehensive income (loss)	2,493				3,040	(4)	(592)	(596)	2,444	49
Change in ownership interest of subsidiary	25				21				21	4
Distributions to non-controlling interests	(57)									(57)
Dividends declared on preference shares	(2)				(2)				(2)
Dividends declared on common shares	(1,015)				(1,015)				(1,015)
Shares issued under Dividend Reinvestment Plan (" DRIP")	35	35		35					35
Repurchases of common shares	(1,498)	(473)		(473)	(1,025)				(1,498)
Stock compensation plans	175	145	30	175					175
Balance (Impact of IFRS 2 amendments [member]) at Dec. 31, 2016	152		152	152					152
Balance (After IFRS 2 amendments [member]) at Dec. 31, 2016	13,408	9,393	348	9,741	7,477	32	(4,325)	(4,293)	12,925	483
Balance at Dec. 31, 2016	13,256	9,393	196	9,589	7,477	32	(4,325)	(4,293)	12,773	483
Net earnings	1,459				1,395				1,395	64
Other comprehensive income (loss)	606				(14)	(16)	636	620	606
Total comprehensive income (loss)	2,065				1,381	(16)	636	620	2,001	64
Change in ownership interest of subsidiary	60				43				43	17
Distributions to non-controlling interests	(66)									(66)
Dividends declared on preference shares	(2)				(2)				(2)
Dividends declared on common shares	(991)				(991)				(991)
Shares issued under Dividend Reinvestment Plan (" DRIP")	35	35		35					35
Repurchases of common shares	(1,000)	(293)		(293)	(707)				(1,000)
Stock compensation plans	66	171	(105)	66					66
Balance at Dec. 31, 2017	$ 13,575	$ 9,306	$ 243	$ 9,549	$ 7,201	$ 16	$ (3,689)	$ (3,673)	$ 13,077	$ 498